Company information - CTTQ and Share-based payments (Details) € / shares in Units, $ in Millions																										1 Months Ended		12 Months Ended
	Jan. 18, 2024 EUR (€) shares	Jan. 04, 2024 shares	Dec. 29, 2023 EUR (€) $ / €	Dec. 29, 2023 USD ($) $ / €	Dec. 15, 2023 EUR (€) shares € / shares	Dec. 15, 2023 EUR (€) € / shares	Dec. 12, 2023 EUR (€)	Dec. 12, 2023 USD ($)	Jul. 19, 2023 EUR (€) $ / €	Jul. 19, 2023 USD ($) $ / €	Jun. 26, 2023 EUR (€)	May 25, 2023 EUR (€) shares € / shares	May 25, 2023 EUR (€) € / shares shares	May 25, 2023 EUR (€) item € / shares shares	May 22, 2023 EUR (€) $ / €	May 22, 2023 USD ($) $ / €	Dec. 08, 2022 EUR (€)	Nov. 28, 2022 shares	Nov. 10, 2022 EUR (€)	Nov. 04, 2022 EUR (€)	Nov. 04, 2022 USD ($)	Sep. 28, 2022 EUR (€)	Sep. 28, 2022 USD ($)	Apr. 16, 2021 EUR (€) shares	Apr. 16, 2021 EUR (€)	Feb. 28, 2022 USD ($)	Apr. 30, 2021 EUR (€)	Dec. 31, 2023 EUR (€) $ / € € / shares shares	Dec. 31, 2022 EUR (€) $ / €	Mar. 28, 2024 shares	Sep. 30, 2023 EUR (€)	Aug. 31, 2023 € / shares	Jul. 01, 2022 € / shares shares	Dec. 31, 2021 $ / €
Collaborative Arrangements
Milestone payment received			€ 2,600,000						€ 1,700,000
Amount invoiced to counterparty for additional payment							€ 100,000								€ 100,000
Amount received attributable to withholding taxes							2,800,000								1,800,000					€ 1,300,000
Loan obtained																													€ 30,209,000
Amount invoiced to counterparty for milestone payment							2,900,000								1,900,000
Amount received on licensing arrangements after deduction of withholding taxes			€ 300,000						€ 200,000
Exchange rate | $ / €			1.080	1.080					1.082	1.082																		1.1050	1.0666					1.1326
Subscription price | € / shares																																€ 3.18
Par value of share | € / shares																												€ 0.01
Finance contract with EIB, first tranche (Tranche A)
Collaborative Arrangements
Loan obtained																	€ 25,000,000
Drawdown of borrowings [Member] | Finance contract with EIB
Collaborative Arrangements
Loan obtained	€ 25,000,000
Drawdown of borrowings [Member] | Finance contract with EIB, Tranche B
Collaborative Arrangements
Loan obtained	€ 25,000,000.0
Number of warrants issued | shares	3,144,654
Issuance of warrants | Finance contract with EIB, Tranche B
Collaborative Arrangements
Number of warrants issued | shares		3,144,654
Licensing and collaboration agreement with CTTQ
Collaborative Arrangements
Milestone payment received							2,900,000	$ 3.2							1,900,000	$ 2.1						€ 12,800,000	$ 12.6
Amount invoiced to counterparty for additional payment							100,000	0.2							100,000	0.1						12,100,000	0.6
Amount received attributable to withholding taxes			€ 300,000	$ 0.3					€ 200,000	$ 0.2						0.2					$ 1.3							€ 500,000
Amount invoiced to counterparty for milestone payment							€ 2,800,000	$ 3.0							€ 1,800,000	$ 2.0						€ 600,000	$ 12.0
Amount received on licensing arrangements				$ 2.8						$ 1.9										€ 11,500,000	$ 11.4
Amount received on licensing arrangements after deduction of withholding taxes			€ 2,600,000						€ 1,700,000
Bonus or malus maximum amount																															€ 2,400,000
Exchange rate | $ / €			1.080	1.080					1.009	1.009					1.082	1.082
Contract CRO with Pharmaceutical Research Associates B.V.
Collaborative Arrangements
Bonus or malus maximum amount											€ 2,400,000																€ 3,400,000
Commitments amount payable for services received under contracts											€ 207,000,000.0																€ 223,800,000
Service agreement with Summit Clinical Services LLC
Collaborative Arrangements
Incremental amount committed to pay | $																										$ 1.6
LEGEND and NATiV3 Phase III trial, pharmaceutical research associates group B.V. agreement
Collaborative Arrangements
Estimated amount payable																												€ 163,300,000
Warrant agreement with the European Investment Bank
Collaborative Arrangements
Subscription price | € / shares																																	€ 0.01
Number of shares per warrant | shares																																	1
Number of warrants issued | shares																		2,266,023										2,266,023
Warrant agreement with the European Investment Bank | Issuance of warrants | Finance contract with EIB, first tranche (Tranche A)
Collaborative Arrangements
Number of shares per warrant | shares																														1.27
Minimum | Service agreement with Summit Clinical Services LLC
Collaborative Arrangements
Commitments amount payable for services received under contracts | $																										$ 4.4
Maximum | Contract CRO with Pharmaceutical Research Associates B.V.
Collaborative Arrangements
Commitments amount payable for services received under contracts																			€ 223,800,000
BSA 2023 plan
Collaborative Arrangements
Number of equity instruments granted														10,000														10,000
Number of shares per warrant | shares												1	1	1
Fair value per AGA at grant date												€ 1.89	€ 1.89	€ 1.89
BSA 2023 plan | David Nikodem
Collaborative Arrangements
Number of equity instruments granted												10,000		10,000
Subscription price | € / shares												€ 0.20	€ 0.20	€ 0.20														€ 0.20
AGA Plan 2023-1
Collaborative Arrangements
Number of equity instruments granted													300,000															300,000
Fair value per AGA at grant date												€ 2.60	€ 2.60	€ 2.60
AGA Plan 2023-1 | Pierre Broqua
Collaborative Arrangements
Number of equity instruments granted | shares												300,000
PAGUP 2023
Collaborative Arrangements
Number of equity instruments granted													300,000															300,000
Fair value per AGA at grant date												€ 2.60	€ 2.60	€ 2.60
PAGUP 2023 | Frederic Cren
Collaborative Arrangements
Number of equity instruments granted | shares												300,000
AGA 2023-2
Collaborative Arrangements
Number of equity instruments granted					760,000	760,000																						760,000
Fair value per AGA at grant date					€ 3.9	€ 3.9
BSA 2023-2 plan | David Nikodem
Collaborative Arrangements
Number of equity instruments granted | shares					20,000
Subscription price | € / shares					€ 0.31	€ 0.31
Warrants, exercise price | € / shares					€ 3.91	€ 3.91
BSPCE 2021
Collaborative Arrangements
Number of equity instruments granted | shares																								600,000
AGA 2021
Collaborative Arrangements
Number of equity instruments granted																								466,000	466,000
AGA 2021 | Minimum
Collaborative Arrangements
Fair value per AGA at grant date																								€ 9.8	€ 9.8
AGA 2021 | Maximum
Collaborative Arrangements
Fair value per AGA at grant date																								€ 11.3	€ 11.3
BSA 2021
Collaborative Arrangements
Number of equity instruments granted | shares																								50,000